Investments - Schedule of Measurements of Fair Value of Assets and Liabilities (Details) - BRL (R$) R$ in Millions			12 Months Ended
	Aug. 07, 2024	Mar. 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Advantageous purchases					R$ (5)
UFV Jequitiba II [member]
IfrsStatementLineItems [Line Items]
Equity value		R$ 45
Added value (fair value - book value)		5
Fair value of net assets acquired		50
Advantageous purchases		(10)	(10)
Total value of the consideration		R$ 40
UFV Jequitiba I [member]
IfrsStatementLineItems [Line Items]
Equity value	R$ 44
Added value (fair value - book value)	3
Fair value of net assets acquired	47
Advantageous purchases	(4)		R$ (4)
Total value of the consideration	R$ 43